Revenue - Summary Of Revenue Information By Geographical Region (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue Information By Geographical Region [Line Items]
Total revenue	$ 11,867	$ 781	$ 14,856	$ 1,553	$ 1,554	$ 3,856
United States
Revenue Information By Geographical Region [Line Items]
Total revenue					1,215	3,848
Japan
Revenue Information By Geographical Region [Line Items]
Total revenue					332	4
Others
Revenue Information By Geographical Region [Line Items]
Total revenue					$ 7	$ 4